PROPERTY, PLANT & EQUIPMENT - Disclosure of net book value of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,029,240	$ 837,839
Cariboo acquisition	115,579
Net additions	205,291
Changes in rehabilitation cost asset	12,673	28,164
Depletion and amortization	(68,740)	(55,731)
Foreign exchange translation	(8,042)
Ending balance	1,286,001	1,029,240
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	610,399
Cariboo acquisition	115,579
Net additions	135,234
Changes in rehabilitation cost asset	12,673
Depletion and amortization	(68,377)
Foreign exchange translation	0
Ending balance	805,508	610,399
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	380,987
Cariboo acquisition	0
Net additions	68,162
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	(8,042)
Ending balance	441,107	380,987
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	21,950
Cariboo acquisition	0
Net additions	884
Changes in rehabilitation cost asset	0
Depletion and amortization	(8)
Foreign exchange translation	0
Ending balance	22,826	21,950
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	14,873
Cariboo acquisition	0
Net additions	1,011
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	15,884	14,873
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	1,031
Cariboo acquisition	0
Net additions	0
Changes in rehabilitation cost asset	0
Depletion and amortization	(355)
Foreign exchange translation	0
Ending balance	$ 676	$ 1,031